Property and Equipment	12 Months Ended
Jan. 31, 2022
Property and Equipment
Property and Equipment

(8) Property and Equipment

Property and equipment consists of the following (in thousands):

	Successor	Predecessor (SLH)
	January 31, 2022	January 31, 2021
Computer equipment	$4,035	$5,696
Furniture and fixtures	2,592	1,404
Leasehold improvements	3,889	2,740
Construction in progress	2,669	—
	13,185	9,840
Less accumulated depreciation and amortization	(1,710)	(2,131)
	$11,475	$7,709

Construction in progress at January 31, 2022 and 2021 consisted primarily of costs related to the purchase of certain assets that have not yet been put into service.

Depreciation expense related to property and equipment was $4.2 million, $1.8 million $2.3 million, $2.7 million, and $5.0 million for the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH)),  the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period February 1, 2020 through August 27, 2020 (Predecessor (PL)), and the fiscal year ended January 31, 2020 (Predecessor (PL)), respectively. Amortization expense for assets acquired under finances leases are included in total depreciation expense.